Invested Assets and Investment Income - Summary of Invested Assets and Segregated Funds Net Assets, Measured at Fair Value (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value measurement of assets [Line Items]
Public equities	CAD 21,545	CAD 19,496
Debt securities	174,000	168,622
Real estate	13,810	14,132
Other invested assets	24,483	22,760
Segregated funds net assets	324,307	315,177
Total assets	729,533	720,681
FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	439	269
Public equities	18,473	16,531
AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	11,429	11,705
Public equities	3,072	2,965
Other cash and short-term securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	4,097	3,177
Real estate [Member]
Disclosure of fair value measurement of assets [Line Items]
Real estate	12,529	12,756
Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	16,203	14,849
Canadian government and agency [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	22,778	24,745
Canadian government and agency [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	17,886	18,030
Canadian government and agency [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	4,892	6,715
U.S. government and agency [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	12,497	13,971
U.S. government and agency [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	13,472	13,333
Other government and agency [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	19,826	20,941
Other government and agency [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	16,838	18,629
Other government and agency [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	2,988	2,312
Corporate [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	96,785	87,374
Corporate [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	5,366	5,041
Residential mortgage asset-backed securities [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	8	10
Residential mortgage asset-backed securities [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	37	65
Commercial mortgage asset-backed securities [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	1,099	680
Commercial mortgage asset-backed securities [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	138	123
Other securitized assets [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	1,911	2,196
Other securitized assets [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	83	143
Financial assets at fair value, class [Member]
Disclosure of fair value measurement of assets [Line Items]
Total assets	564,549	546,051
Level 1 [Member]
Disclosure of fair value measurement of assets [Line Items]
Segregated funds net assets	286,490	278,066
Level 1 [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Public equities	18,470	16,524
Level 1 [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Public equities	3,069	2,963
Level 1 [Member] | Other cash and short-term securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	4,097	3,177
Level 1 [Member] | Corporate [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	2	2
Level 1 [Member] | Financial assets at fair value, class [Member]
Disclosure of fair value measurement of assets [Line Items]
Total assets	312,128	300,732
Level 2 [Member]
Disclosure of fair value measurement of assets [Line Items]
Segregated funds net assets	33,562	32,537
Level 2 [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	439	269
Level 2 [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	11,429	11,705
Public equities	3	2
Level 2 [Member] | Canadian government and agency [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	17,886	18,030
Level 2 [Member] | Canadian government and agency [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	4,892	6,715
Level 2 [Member] | U.S. government and agency [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	12,497	13,971
Level 2 [Member] | U.S. government and agency [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	13,472	13,333
Level 2 [Member] | Other government and agency [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	16,599	18,357
Level 2 [Member] | Other government and agency [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	2,941	2,261
Level 2 [Member] | Corporate [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	96,073	86,721
Level 2 [Member] | Corporate [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	5,278	4,967
Level 2 [Member] | Residential mortgage asset-backed securities [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	7	8
Level 2 [Member] | Residential mortgage asset-backed securities [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	37	64
Level 2 [Member] | Commercial mortgage asset-backed securities [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	1,099	674
Level 2 [Member] | Commercial mortgage asset-backed securities [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	138	121
Level 2 [Member] | Other securitized assets [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	1,886	2,161
Level 2 [Member] | Other securitized assets [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	82	141
Level 2 [Member] | Financial assets at fair value, class [Member]
Disclosure of fair value measurement of assets [Line Items]
Total assets	218,320	212,037
Level 3 [Member]
Disclosure of fair value measurement of assets [Line Items]
Segregated funds net assets	4,255	4,574
Total assets	34,101	33,282	CAD 33,096
Level 3 [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Public equities	3	7
Level 3 [Member] | Real estate [Member]
Disclosure of fair value measurement of assets [Line Items]
Real estate	12,529	12,756
Level 3 [Member] | Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	16,203	14,849
Total assets	16,203	14,849	CAD 12,977
Level 3 [Member] | Other government and agency [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	239	272
Level 3 [Member] | Other government and agency [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	47	51
Level 3 [Member] | Corporate [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	710	651
Level 3 [Member] | Corporate [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	88	74
Level 3 [Member] | Residential mortgage asset-backed securities [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	1	2
Level 3 [Member] | Residential mortgage asset-backed securities [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities		1
Level 3 [Member] | Commercial mortgage asset-backed securities [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities		6
Level 3 [Member] | Commercial mortgage asset-backed securities [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities		2
Level 3 [Member] | Other securitized assets [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	25	35
Level 3 [Member] | Other securitized assets [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	1	2
Level 3 [Member] | Financial assets at fair value, class [Member]
Disclosure of fair value measurement of assets [Line Items]
Total assets	CAD 34,101	CAD 33,282